NOTE 13 - Share based compensation: Schedule of Smmary of activity of warrants granted to purchase the Company's shares (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Smmary of activity of warrants granted to purchase the Company's shares

A summary of the activity of warrants granted to purchase the Company's shares is as follows:

	December 31, 2024 (*)		December 31, 2023 (*)
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price

Warrants outstanding as beginning of year	64,986	7.70	1,429	9.45
Changes during the period:
Issuance of warrants	8,571	6.65	64,986	7.70
Exercised	-	-	-	-
Expired	-	-	(1,429)	9.45
Warrants outstanding at end of period	73,557	7.58	64,986	7.70

(*) After giving effect to the share consolidation indicated in (Note 12b)